Note 14 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Shares issuable under options - Beginning of period, number of options (in shares) | shares	1,633,150
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 44.68
Granted, number of options (in shares) | shares	438,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 83.89
Exercised, number of options (in shares) | shares	(432,050)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 25.30
Shares issuable under options - End of period, number of options (in shares) | shares	1,639,100
Shares issuable under options - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 60.26
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 219 days
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 53,724
Options exercisable - End of period, number of options (in shares) | shares	610,952
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 47.49
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 292 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 27,831